Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Operating Expenses
Professional fees	$ 24,787	$ 2,500	$ 32,936	$ 4,990	$ 13,200	$ 12,961
General and administrative	3,258	3,237	11,581	3,784	7,142	7,306
Management fees (Note 3)		2,400		9,600	9,925	36,800
Rent (Note 3)						36,800
Total operating expenses	28,045	8,137	44,517	18,374	30,267	93,867
Net loss	$ (28,045)	$ (8,137)	$ (44,517)	$ (18,374)	$ (30,267)	$ (93,867)
Basic and diluted net loss per common share- basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ .00	$ .00
Weighted average number of common shares - basic and diluted	24,827,264	22,242,545	24,803,783	22,206,072	23,033,065	22,170,000